Portfolio of Investments January 31, 2026
NAD
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 169.4% (100.0% of Total Investments)
3,739,455 EXCHANGE-TRADED FUNDS - 0.1% (0.1% of Total Investments) 3,739,455
150,000 (a) Nuveen High Yield Municipal Bond ETF $ 3,739,455
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,614,437) 3,739,455
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) –
8,812 BlackRock MuniHoldings Fund, Inc 105,215
32,524 Invesco Quality Municipal Income Trust 325,891
TOTAL INVESTMENT COMPANIES
(Cost $530,611) 431,106
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4777906250 MUNICIPAL BONDS - 169.3% (99.9% of Total Investments) 4777906250
ALABAMA - 3.4% (2.0% of Total Investments)
$ 5,000,000 (b) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5 .000% 11/15/46 5,003,216
5,000,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/33 5,122,755
5,455,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/34 5,581,498
5,550,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5 .000 10/01/35 5,667,886
3,315,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,562,745
2,000,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 2,081,006
10,000,000 (b),(c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5 .250 05/01/56 10,405,028
3,000,000 (c) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5 .250 12/01/53 3,236,075
5,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at
Samford University Series 2024A
5 .500 10/01/49 5,074,314
3,250,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at
Samford University Series 2024A
5 .500 10/01/54 3,276,595
2,455,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .250 10/01/49 2,552,356
2,255,000 Limestone County Water & Sewer Authority, Alabama, Water
and Sewer Revenue Bonds, Series 2022
5 .000 12/01/45 2,346,463
2,500,000 Madison Water and Wastewater Board, Alabama, Water and
Sewer Revenue Bonds, Series 2023
5 .250 12/01/53 2,630,274
6,000,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 5,571,463
6,665,000 (b),(c) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32), (UB)
5 .000 06/01/49 7,138,893
10,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 10,654,164
1,000,000 (c) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5 .500 01/01/53 1,069,584
5,000,000 (b),(c) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32), (UB)
5 .000 10/01/55 5,398,637
5,815,000 (b),(c) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 6,058,351

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 4,665,000 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250% 05/01/44 $ 4,695,002
TOTAL ALABAMA 97,126,305
ALASKA - 0.1% (0.1% of Total Investments)
1,000,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/28 1,001,050
1,075,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/29 1,076,093
300,000 Alaska Industrial Development and Export Authority, Power
Revenue Bonds, Snettisham Hydroelectric Project, Refunding
Series 2015, (AMT)
5 .000 01/01/31 300,270
TOTAL ALASKA 2,377,413
ARIZONA - 2.9% (1.7% of Total Investments)
7,000,000 Arizona Board of Regents, Arizona State University Speed
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2024
5 .000 08/01/54 7,265,558
1,000,000 Arizona Industrial Development Authority Education Revenue
Bonds, Academies of Math & Science Projects, Series 2023
5 .375 07/01/53 956,780
11,795,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
4 .000 01/01/36 11,856,928
6,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 6,533,633
15,935,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/42 16,123,164
7,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 8,675,205
1,000,000 Pinal County Electrical District 4, Arizona, Electric System
Revenue Bonds, Refunding  Series 2015 - AGM Insured
4 .000 12/01/38 1,000,392
500,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/29 541,541
24,765,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 27,199,050
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/54 882,733
TOTAL ARIZONA 81,034,984
ARKANSAS - 0.5% (0.3% of Total Investments)
5,020,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 5,036,014
6,550,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 6,660,242
3,500,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 3,342,056
TOTAL ARKANSAS 15,038,312
CALIFORNIA - 10.5% (6.2% of Total Investments)
2,665,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .000 10/01/52 2,739,259
3,500,000 Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .450 10/01/52 2,026,800
2,945,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/27 2,836,418

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,150,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000% 09/01/28 $ 6,715,696
2,455,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/32 2,059,475
105,000 (e) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0 .000 09/01/35 80,460
95,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 71,327
1,055,000 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005 - AGM Insured
0 .000 07/01/35 781,582
60,000 (e) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B, (ETM)
0 .000 08/01/32 50,269
235,000 (e) Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured, (ETM)
0 .000 08/01/32 196,887
1,405,000 Byron Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2007B - SYNCORA GTY
Insured
0 .000 08/01/32 1,153,546
3,685,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/31 3,161,883
4,505,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B -
FGIC Insured
0 .000 08/01/33 3,600,402
4,495,000 (b),(c) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30), (UB)
5 .250 11/01/54 4,831,234
5,000,000 (c) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,279,556
9,000,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 7,302,197
2,500,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science & Language Academy Project,
Series 2021
4 .000 07/01/61 1,831,123
2,855,000 (e) California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B, (Pre-
refunded 11/15/26)
5 .000 11/15/46 2,917,893
10,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 10,065,255
16,665,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2017A
5 .000 11/15/48 16,801,143
5,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, Adventist Health Energy Projects, Series
2024A
5 .250 07/01/49 5,090,523
1,165,000 (c) California Infrastructure and Economic Development Bank,
Revenue Bonds, Brightline West Passenger Rail Project, Green
Series 2025B, (AMT), (Mandatory Put 11/02/26)
12 .000 01/01/65 873,750
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/43 5,048,078
3,250,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 3,257,325
2,930,000 (d) California School Finance Authority, Charter School Revenue
Bonds, CIty Charter School Obligated Group, Series 2016A
5 .000 06/01/52 2,664,177
3,410,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Academy Obligated Group, Series
2021A
4 .000 06/01/51 2,550,134
1,500,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016C
5 .000 07/01/46 1,498,461

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250% 12/01/44 $ 500,606
4,550,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 4,555,851
1,000,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 1,000,460
18,715,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 18,723,566
4,890,000 Clovis Unified School District, Fresno County, California,
General Obligation Bonds, Series 2006B - NPFG Insured
0 .000 08/01/26 4,832,475
1,000,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Series 2005A - FGIC
Insured
0 .000 08/01/30 887,342
3,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 2,288,285
3,500,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 2,791,089
3,500,000 (e) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0 .000 06/01/26 3,475,569
1,260,000 Huntington Beach Union High School District, Orange County,
California, Certificates of Participation, Capital Project, Series
2007 - AGM Insured
0 .000 09/01/35 938,908
5,240,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - AGM
Insured
0 .000 08/01/30 4,705,757
2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC
Insured
0 .000 08/01/32 2,108,547
5,000,000 Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 2,475,946
1,045,000 Lake Tahoe Unified School District, El Dorado County,
California, General Obligation Bonds, Series 2001B - NPFG
Insured
0 .000 08/01/31 903,977
10,000,000 (b) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Green Series
2022G, (AMT), (UB)
5 .000 05/15/47 10,289,744
40,000 (e) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (Pre-refunded 11/15/31), (AMT)
5 .000 05/15/46 44,421
12,835,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT)
5 .000 05/15/46 13,218,673
5,955,000 (f) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 6,102,598
2,700,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,320,289
2,200,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 2,733,825
4,930,000 Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/42 2,592,363
6,000,000 (e) Placentia-Yorba Linda Unified School District, Orange County,
California, Certificates of Participation, Series 2006 - FGIC
Insured, (ETM)
0 .000 10/01/34 4,687,617

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,000,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000% 08/01/41 $ 1,124,338
5,000,000 Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
7 .350 08/01/41 6,431,457
4,615,000 Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0 .000 10/01/38 2,902,176
10,990,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/46 11,241,605
5,845,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D,
(AMT)
5 .500 05/01/55 6,199,294
10,175,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 10,261,422
4,945,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2016B,
(AMT)
5 .000 05/01/41 4,959,429
10,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A,
(AMT)
5 .000 05/01/42 10,129,738
11,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/45 11,216,570
12,285,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/50 12,380,541
735,000 (d) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2023A
5 .000 09/01/43 758,240
315,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 315,157
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/41 5,043,694
5,000,000 San Jose, California, Airport Revenue Bonds, Refunding Series
2017A, (AMT)
5 .000 03/01/47 5,004,705
14,985,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/40 8,340,949
2,460,000 Santee School District, San Diego County, California, General
Obligation Bonds, Capital Appreciation, Election 2006, Series
2008D - AGC Insured
0 .000 08/01/33 1,987,946
1,145,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2006C - AGM Insured
0 .000 11/01/30 1,002,894
1,175,000 Southern Kern Unified School District, Kern County, California,
General Obligation Bonds, Series 2010B - AGM Insured
0 .000 11/01/35 867,601
2,410,000 Victor Elementary School District, San Bernardino County,
California, General Obligation Bonds, Series 2002A - FGIC
Insured
0 .000 08/01/26 2,381,181
3,750,000 (f) Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
0 .000 08/01/36 4,449,322
TOTAL CALIFORNIA 295,661,020
COLORADO - 14.5% (8.5% of Total Investments)
2,245,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 2,056,545
4,350,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 3,629,203
1,950,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 1,953,059
2,000,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series
2022
4 .000 12/01/48 1,885,511

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000% 12/01/39 $ 1,006,448
1,850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 1,818,238
4,195,000 (e) Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series
2016C, (Pre-refunded 12/15/26)
4 .000 12/15/34 4,258,380
5,500,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 5,721,700
1,163,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/29 1,164,737
2,165,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2024A - AGM Insured
5 .500 12/01/54 2,318,406
6,314,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
California, General Obligation Bonds, Limited Tax Refunding
Series 2020A-1
5 .000 12/01/47 6,064,632
1,500,000 Colorado Crossing Metropolitan District 2, Colorado Springs,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2020A-1
5 .000 12/01/50 1,417,802
2,945,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 2,950,063
1,715,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Flagstaff Academy Project, Refunding
Series 2016
3 .625 08/01/46 1,386,679
855,000 Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Peak-to-Peak Charter School,
Refunding Series 2014
5 .000 08/15/30 856,230
3,915,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Weld County School District 6 -
Frontier Academy, Refunding & Improvement Series 2016
3 .250 06/01/46 2,940,306
5,530,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 5,817,863
545,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University Corporation for Atmospheric Research
Project, Refunding Series 2017
3 .625 09/01/31 551,052
1,200,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/36 1,206,938
1,600,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/37 1,607,501
5,460,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 5,152,872
17,905,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 16,535,450
11,090,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/50 9,999,556
4,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Neighborhoods Project, Refunding Series 2016
5 .000 01/01/37 4,602,454
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 5,133,651
10,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 8,810,205
5,395,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 4,621,148
2,725,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 2,872,054
2,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 2,354,753
1,640,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,645,116

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000% 05/15/52 $ 5,114,244
2,445,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000 05/15/54 2,496,813
3,785,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 4,055,740
4,535,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/44 4,633,866
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/37 3,359,937
2,535,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/47 2,519,670
4,500,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 4,393,116
950,000 (e) Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C, (Pre-refunded 3/01/28) - BAM Insured
5 .000 03/01/43 1,004,134
710,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017C - BAM Insured
5 .000 03/01/43 725,938
2,360,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 2,315,973
3,420,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2020R
4 .000 03/15/45 3,319,783
4,000,000 Colorado State, Building Excellent Schools Today, Certificates
of Participation, Series 2021S
4 .000 03/15/41 4,054,912
7,250,000 (e) Commerce City, Colorado, Sales and Use Tax Revenue Bonds,
Series 2016, (Pre-refunded 8/01/26)
5 .000 08/01/46 7,344,709
2,000,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .250 12/01/47 1,934,994
2,000,000 (d) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2025B
9 .250 12/15/55 1,917,153
9,081,352 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 5,866,900
4,250,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
4 .125 11/15/53 3,780,136
3,400,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .250 11/15/53 3,569,058
2,225,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 2,407,385
5,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 5,070,428
11,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 11,219,423
11,750,000 (b) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/48 11,796,783
9,040,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .250 12/01/48 9,166,093
4,095,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Current Interest Series 2018A-1
5 .000 08/01/48 4,116,371
2,105,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 2,107,740
5,130,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/30 5,198,142
3,900,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 3,932,690

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,000,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625% 12/01/48 $ 2,898,792
385,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/35 284,623
150,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/37 100,549
75,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/38 47,808
20,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/39 12,097
110,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 58,975
1,045,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 953,821
2,175,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 1,928,477
25,050,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 21,533,626
23,305,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 19,357,928
100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 80,093
12,500,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2006A - NPFG Insured
0 .000 09/01/38 6,689,705
385,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 360,477
60,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 03/01/36 42,904,782
2,200,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, Enterprise Wastewater Revenue Bonds,
Improvement Series 2020A - AGM Insured
4 .000 12/01/49 2,019,505
8,000,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 8,251,642
937,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 937,396
3,550,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 3,607,858
2,000,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series
2020 - BAM Insured
4 .000 12/01/45 1,923,326
3,935,000 Flying Horse Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/50 3,595,076
2,545,000 Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1 .500 12/01/52 1,272,932
1,305,000 Goldsmith Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2021 - AGM Insured
4 .000 12/01/51 1,193,326
3,130,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 3,168,645
1,750,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .750 12/01/55 1,766,032
1,331,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5 .250 12/01/49 1,300,400
1,500,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023 - AGM Insured
4 .375 12/01/53 1,430,941
1,750,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .000 12/01/53 1,821,934

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 9,520,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000% 07/01/46 $ 9,131,708
3,250,000 Northern Colorado Water Conservancy District Building
Corporation, Certificates of Participation, Refunding Series
2021
4 .000 07/01/51 2,982,151
1,565,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/36 1,576,566
2,100,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/46 2,047,393
2,235,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/38 2,261,804
5,300,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 4,492,095
700,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 854,074
750,000 Thompson Crossing Metropolitan District 2, Johnstown,
Larimer County, Colorado, General Obligation Bonds, Limited
Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/36 759,961
1,050,000 Traditions Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016 - BAM
Insured
5 .000 12/01/32 1,067,756
1,000,000 Traditions Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2016 - BAM
Insured
4 .125 12/01/37 1,005,388
1,500,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series
2024A
4 .250 12/01/54 1,354,050
500,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 389,661
5,000,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .750 12/01/50 4,282,360
2,000,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 2,008,134
6,225,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 6,247,202
7,700,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 5,041,009
4,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 3,030,081
TOTAL COLORADO 407,792,842
CONNECTICUT - 1.4% (0.8% of Total Investments)
2,135,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2021A
4 .000 07/01/51 1,875,849
850,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/45 763,633
5,355,000 (b) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 5,321,343
14,775,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000 01/01/34 15,454,114
6,410,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000 01/01/37 6,658,850
6,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A
5 .000 01/01/38 6,219,196
3,730,000 University of Connecticut, General Obligation Bonds, Series
2020A
5 .000 02/15/41 3,951,933
TOTAL CONNECTICUT 40,244,918

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE - 0.6% (0.3% of Total Investments)
$ 5,550,000 Delaware Economic Development Authority Retirement
Communities, Revenue Bonds, ACTS Retirement-Life
Communities Series 2023B
5 .250% 11/15/53 $ 5,614,674
3,000,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/50 2,847,539
7,255,000 Delaware Transportation Authority, Revenue Bonds, US 301
Project, Series 2015
5 .000 06/01/55 7,257,075
TOTAL DELAWARE 15,719,288
DISTRICT OF COLUMBIA - 2.4% (1.4% of Total Investments)
85,000 District of Columbia Housing Finance Agency, GNMA
Collateralized Single Family Mortgage Revenue Bonds, Series
1988E-4, (AMT)
6 .375 06/01/26 85,219
51,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 11,955,339
5,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
5 .000 10/01/47 5,047,020
3,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/49 2,630,792
5,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 4,423,742
2,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 1,367,336
5,000,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 5,136,418
15,800,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/43 16,105,575
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/49 5,024,171
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/48 3,619,894
7,400,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/53 7,607,267
4,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 4,176,259
TOTAL DISTRICT OF COLUMBIA 67,179,032
FLORIDA - 10.7% (6.3% of Total Investments)
1,480,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/37 1,481,058
450,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 449,968
2,260,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/48 2,234,217
5,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5 .000 10/01/47 4,995,995
1,090,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/47 1,025,181
3,465,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 3,366,889
3,250,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .250 06/15/53 3,304,547
5,690,000 Delray Beach, Florida, Water and Sewer Revenue Improvement
Bonds, Series 2025
5 .250 10/01/55 6,051,499

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,485,000 Florida Department of Transportation, Florida, Right-of-Way
Acquisition and Bridge Construction Series 2018A
4 .000% 07/01/42 $ 4,511,813
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 2,774,269
175,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5 .000 09/15/40 171,233
2,000,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 2,022,785
5,000,000 (b) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2024A, (UB)
5 .250 08/01/49 5,135,846
2,265,000 (g) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2026A. Fixed Mode
5 .250 08/01/51 2,346,053
3,780,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 844,135
4,200,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 3,150,000
13,800,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .000 07/01/44 13,669,745
2,865,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 2,826,591
14,945,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/53 14,723,274
11,665,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 11,491,937
5,100,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 3,825,000
12,790,000 (c),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 6/15/26)
10 .000 07/01/57 8,953,000
28,705,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 29,087,635
5,000,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2018E, (AMT)
5 .000 10/01/43 5,086,610
4,000,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT)
5 .000 10/01/48 4,011,073
10,305,000 Hillsborough County Aviation Authority, Florida, Tampa
International Airport Customer Facility Charge Revenue Bonds,
Series 2015A
5 .000 10/01/44 10,308,315
10,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/55 8,286,707
825,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/54 695,879
1,500,000 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series
2023 - AGM Insured
5 .000 10/01/53 1,553,948
2,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125 07/01/46 1,810,746

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 10,000,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A
5 .250% 03/01/53 $ 10,404,346
10,050,000 (b) Miami-Dade County Educational Facilities Authority, Florida,
Revenue Bonds, University of Miami, Series 2018A, (UB)
5 .000 04/01/53 10,101,429
1,500,000 Miami-Dade County Health Facility Authority, Florida, Hospital
Revenue Bonds, Nicklaus Children's Hospital, Refunding Series
2017
5 .000 08/01/42 1,523,852
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 3,004,681
24,135,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 24,510,519
7,400,000 (b) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT), (UB)
5 .000 10/01/49 7,423,459
1,005,000 (b) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5 .250 10/01/52 1,019,012
1,130,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 1,134,789
5,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/51 5,075,696
11,525,000 (b) Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022, (UB)
5 .000 07/01/51 11,699,479
6,035,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2019B
4 .000 10/01/49 5,477,347
8,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Inc. Series 2025A
4 .500 10/01/56 7,685,582
9,500,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 9,846,002
7,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 6,045,630
2,360,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 2,368,266
3,260,000 Palm Beach County Health Facilities Authority, Florida,
Retirement Communities Revenue Bonds, ACTS Retirement -
Life Communities, Inc Obligated Group, Series 2016
5 .000 11/15/32 3,307,660
1,460,000 Pine Island Community Development District, Florida, Special
Assessment Bonds, Bella Collina, Series 2004
5 .750 05/01/35 1,460,769
4,635,000 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds,
Recovery Zone Facility Bond Series 2014B
5 .000 09/01/43 4,643,886
2,500,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018A
5 .000 03/15/42 2,558,964
2,000,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 2,037,292
9,770,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/47 9,837,637
2,000,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5 .000 12/01/40 2,001,012
965,000 Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Three
Project Series 2024
6 .000 05/01/55 975,116
1,500,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5 .000 05/01/55 1,487,637
6,510,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/45 6,468,742
TOTAL FLORIDA 302,294,752

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 4.4% (2.6% of Total Investments)
$ 1,890,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500% 12/15/48 $ 1,703,164
1,775,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5 .250 07/01/40 1,777,257
3,400,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 3,526,226
3,280,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT)
5 .000 07/01/44 3,350,060
14,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series
2022B, (AMT)
5 .000 07/01/52 14,157,520
4,975,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125 11/01/45 4,690,954
2,600,000 Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A
5 .000 04/01/47 2,611,034
2,500,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,563,038
3,575,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/51 3,258,120
145,000 Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 1996 - NPFG Insured
5 .500 08/15/26 146,609
2,000,000 Fulton County Development Authority, Georgia, Revenue
Bonds, Piedmont Healthcare, Inc. Project, Series 2019A
4 .000 07/01/49 1,785,693
1,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025E
4 .850 12/01/40 1,048,769
3,500,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 3,237,456
3,285,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 3,336,193
27,810,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/49 28,828,244
10,000,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 10,003,958
13,510,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 13,347,153
2,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 2,002,505
4,500,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5 .000 01/01/49 4,468,003
5,230,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 19A - AGM Insured
5 .000 01/01/59 5,217,897
4,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2022A
5 .500 07/01/63 4,118,535
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/59 1,976,299
3,465,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2022A
5 .000 04/01/42 3,672,185
2,750,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5 .000 06/01/58 2,814,870
TOTAL GEORGIA 123,641,742
GUAM - 0.4% (0.2% of Total Investments)
1,680,000 Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 1,653,707
2,915,000 Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 2,668,031
245,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 07/01/27 247,124
1,240,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016
5 .000 01/01/46 1,241,725

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM (continued)
$ 2,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000% 12/01/33 $ 2,023,168
2,260,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 2,285,685
1,175,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,182,977
355,000 Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B, (AMT)
5 .000 07/01/33 366,197
TOTAL GUAM 11,668,614
HAWAII - 0.6% (0.4% of Total Investments)
6,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2017B, (AMT)
4 .000 03/01/37 6,006,763
6,000,000 Hawaii State, Airport System Revenue Bonds, Series 2022,
(AMT)
5 .000 07/01/38 6,499,729
5,000,000 Hawaii State, General Obligation Bonds, Series 2017FK 4 .000 05/01/35 5,070,519
TOTAL HAWAII 17,577,011
IDAHO - 0.9% (0.5% of Total Investments)
11,205,000 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Helath Group, Series 2017ID
5 .000 12/01/46 11,276,914
1,700,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/29 1,709,155
5,585,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2021A
4 .000 03/01/46 5,099,389
4,040,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/56 3,091,505
1,155,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
4 .750 09/01/26 1,155,927
310,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5 .000 09/01/32 310,455
2,579,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 2,452,697
TOTAL IDAHO 25,096,042
ILLINOIS - 10.1% (6.0% of Total Investments)
4,325,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/29 3,788,457
4,235,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
FGIC Insured
0 .000 12/01/31 3,426,785
3,110,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
5 .500 12/01/26 3,147,723
10,285,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 10,291,385
2,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016F - BAM Insured
4 .250 01/01/47 1,912,870
4,000,000 (b) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .625 01/01/53 3,828,590
8,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .500 01/01/55 8,256,392
5,000,000 (b) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B, (UB)
5 .500 01/01/59 5,300,862
4,115,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/33 3,232,770
29,600,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/38 18,186,613
1,390,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .000 01/01/40 1,405,736
9,240,000 Chicago, Illinois, General Obligation Bonds, Series 2019A 5 .500 01/01/49 9,271,475
3,515,000 (b) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .500 01/01/49 3,526,973
3,280,000 Chicago, Illinois, General Obligation Bonds, Series 2024A 5 .250 01/01/45 3,300,975
5,090,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Series 2001A - NPFG Insured
5 .500 01/01/30 5,408,826

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,500,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017
5 .000% 12/01/47 $ 4,526,608
7,500,000 (b) Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2017, (UB)
5 .000 12/01/47 7,544,346
3,000,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2016A
5 .000 11/15/31 3,049,205
500,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/34 506,209
4,550,000 Cook County, Illinois, General Obligation Bonds, Refunding
Series 2018
5 .000 11/15/35 4,601,896
5,000,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .450 11/01/36 5,086,938
815,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .500 11/01/36 815,416
2,785,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 2,792,316
410,000 (d) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6 .000 12/01/45 410,082
345,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/33 354,375
2,155,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/33 2,204,361
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (Pre-refunded 6/01/26)
5 .000 12/01/46 10,087,051
10,745,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,744,601
15,030,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2023A
5 .250 05/15/54 15,668,954
1,830,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/32 1,858,282
450,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/39 459,509
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/43 2,620,216
3,500,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/29 3,508,682
8,250,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/32 8,264,489
4,200,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/27 4,232,826
2,000,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/42 2,167,724
785,000 Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/47 824,401
11,485,000 Illinois State, General Obligation Bonds, March Series 2021A 5 .000 03/01/46 11,717,723
1,635,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/30 1,759,070
5,305,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 5,704,806
3,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 3,172,519
2,085,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .250 05/01/43 2,205,801
4,525,000 Illinois State, General Obligation Bonds, May Series 2023B 5 .500 05/01/47 4,755,271
1,500,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/37 1,516,484
3,510,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 3,595,541
8,865,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/41 9,694,215
4,685,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 4,690,718
7,770,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
4 .000 01/01/42 7,719,613
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2021A
5 .000 01/01/46 10,443,093
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/45 5,391,362
1,890,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 1,861,736
9,990,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 9,980,549
7,500,000 (b) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A, (UB)
5 .000 06/15/50 7,492,904

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .500% 06/15/53 $ 1,000,223
3,280,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 3,206,565
5,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/34 3,708,357
1,100,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/35 778,983
3,805,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/41 2,029,597
430,000 (e) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Hospitality Facility, Series 1996A,
(ETM)
7 .000 07/01/26 437,840
1,350,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Refunding Series 2020B - BAM Insured
4 .000 04/01/41 1,334,859
2,495,000 Sangamon County School District 186 Springfield, Illinois,
General Obligation Bonds, Alternate Revenue Source Series
2023 - AGM Insured
5 .500 06/01/58 2,651,696
2,500,000 Sangamon County Water Reclamation District, Illinois, General
Obligation Bonds Alternate Revenue Source, Project &
Refunding Series 2019A - BAM Insured
4 .000 01/01/44 2,465,884
TOTAL ILLINOIS 285,930,328
INDIANA - 1.3% (0.7% of Total Investments)
1,480,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,322,721
625,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Seven Oaks Classical School Project, Series 2021A
5 .000 06/01/51 528,575
2,000,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A
5 .000 11/01/51 2,001,864
3,950,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Fixed Rate Series 2023A
5 .000 10/01/46 4,111,260
3,000,000 Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025C
5 .250 10/01/44 3,275,546
2,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A
5 .000 08/15/51 2,515,290
4,500,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2012A
4 .000 10/01/42 4,403,818
2,605,000 (b) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .650 07/01/49 2,609,750
8,150,000 (b) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .750 07/01/54 8,127,138
2,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
3 .840 02/01/54 1,793,642
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 1,040,568
3,460,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,533,584
TOTAL INDIANA 35,263,756

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 1.0% (0.6% of Total Investments)
$ 2,550,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000% 09/01/41 $ 2,243,366
2,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 1,505,173
7,505,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 7,506,250
9,535,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 11,086,018
6,235,000 Iowa State, Hospital Revenue Bonds, University of Iowa
Hospitals and Clinics, SUI Series 2022A
4 .000 09/01/36 6,531,219
TOTAL IOWA 28,872,026
KANSAS - 0.7% (0.4% of Total Investments)
6,770,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/43 6,843,543
7,600,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A
5 .000 07/01/48 7,613,931
3,625,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement and Refunding Series
2022A - AGM Insured
5 .250 09/01/52 3,761,653
TOTAL KANSAS 18,219,127
KENTUCKY - 0.9% (0.5% of Total Investments)
6,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 6,001,788
4,790,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 5,417,238
3,655,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 4,109,275
3,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,936,894
7,100,000 (b),(c) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2024A-1, (Mandatory Put 7/01/30), (UB)
5 .000 05/01/55 7,524,286
TOTAL KENTUCKY 25,989,481
LOUISIANA - 2.3% (1.3% of Total Investments)
3,130,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 3,188,298
4,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/44 4,038,656
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 10,035,878
10,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020A
4 .000 05/15/49 8,928,285
3,160,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/48 3,166,265
4,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 3,980,344
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 1,054,421
1,830,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
4 .000 05/15/35 1,831,733
3,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 3,060,765
4,835,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 4,902,690

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 6,085,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .750% 09/01/64 $ 6,274,002
2,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 1,886,263
10,810,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .000 07/01/48 11,084,877
1,000,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 867,155
TOTAL LOUISIANA 64,299,632
MAINE - 0.7% (0.4% of Total Investments)
3,820,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 3,289,112
4,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 3,919,343
5,480,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 4,311,941
5,595,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 5,178,035
2,935,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/48 2,962,697
TOTAL MAINE 19,661,128
MARYLAND - 6.2% (3.7% of Total Investments)
1,730,000 (c) Anne Arundel County, Maryland, FNMA Multifamily Housing
Revenue Bonds, Glenview Gardens Apartments Project, Series
2009, (Mandatory Put 1/01/27)
5 .000 01/01/28 1,733,266
1,180,000 Anne Arundel County, Maryland, Special Tax District Revenue
Bonds, Villages of Dorchester & Farmington Village Projects,
Series 2013
5 .000 07/01/32 1,181,136
1,000,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .625 01/01/37 996,001
2,220,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5 .000 01/01/37 2,222,313
9,215,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/42 9,241,458
2,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Subordinate Series 2017A
5 .000 07/01/46 2,012,738
1,100,000 (e) Baltimore, Maryland, Revenue Bonds, Water Projects,
Refunding Series 1998A - FGIC Insured, (ETM)
5 .000 07/01/28 1,136,817
2,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5 .000 07/01/44 2,500,972
6,000,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2017A
5 .000 07/01/41 6,076,762
1,450,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .500 06/01/43 1,450,923
525,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/30 525,463
425,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/33 425,324
1,270,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .500 09/01/33 1,280,064
240,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5 .000 09/01/38 242,652
1,895,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .000 06/01/36 1,902,228
250,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .125 06/01/43 250,341

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 2,000,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3 .625% 06/01/46 $ 1,682,239
350,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3 .875 06/01/46 303,157
375,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4 .000 07/01/29 376,423
738,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5 .000 07/01/36 753,991
3,000,000 (d) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/37 2,920,235
238,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A -
RAAI Insured
5 .700 07/01/29 238,558
1,230,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/35 1,256,155
370,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3 .750 07/01/39 352,159
105,000 (d) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 103,843
2,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/33 2,041,840
1,000,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/36 1,018,544
1,500,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
4 .000 06/01/34 1,500,424
1,550,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5 .000 06/01/44 1,550,733
1,990,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
4 .625 10/01/28 1,992,909
2,990,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5 .000 10/01/28 2,995,538
1,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Woodfield Oxford Square Apartments, Series 2017
5 .000 12/01/42 1,015,471
1,290,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2016
5 .000 04/01/46 1,192,535
1,710,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5 .000 04/01/36 1,721,670
1,500,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .125 02/15/34 1,500,001
1,550,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .375 02/15/39 1,549,965
850,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .500 02/15/47 790,048
2,125,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/31 2,125,651
1,640,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/34 1,640,718
1,220,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2000A
2 .800 07/01/45 923,467
1,195,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2014D
3 .900 07/01/40 1,188,288
680,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2017C
3 .550 07/01/42 640,622

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 700,000 Maryland Community Development Administration
Department of Housing and Community Development,
Housing Revenue Bonds, Series 2020E
2 .350% 07/01/45 $ 490,799
1,445,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3 .000 03/01/42 1,246,971
2,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
2 .100 09/01/40 1,551,780
2,570,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
2 .000 09/01/43 1,755,925
2,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Taxable Series 2019D
3 .350 07/01/49 1,628,605
1,000,000 Maryland Community Development Administration,
Department of Housing and Community Development,
Multifamily Development Revenue Bonds, Marlborough
Apartments, Series 2014I
3 .450 12/15/31 1,000,273
1,000,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/31 1,043,903
1,125,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/32 1,171,965
3,360,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/35 3,478,992
1,600,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4 .000 07/01/39 1,575,441
1,250,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Subordinate
Parking Facilities Revenue Bonds, Series 2018C
4 .000 06/01/48 1,014,062
840,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project, Subordinate
Parking Facilities Revenue Bonds, Series 2018C
4 .000 06/01/58 638,755
3,725,000 Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds, Baltimore City Project, Senior Parking
Facilities Revenue Bonds, Series 2018A
5 .000 06/01/58 3,738,214
1,600,000 (c),(d) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,712,756
2,000,000 (h) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 1,340,000
1,100,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/36 1,114,233
470,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/37 470,296
585,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .375 07/01/36 585,054
265,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Salisbury University Project,
Refunding Series 2013
5 .000 06/01/27 265,232
500,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Salisbury University Project,
Refunding Series 2013
5 .000 06/01/34 500,296
1,510,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Sheppard Pratt University Village,
Series 2012
5 .000 07/01/33 1,510,333

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,110,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, Baltimore
County Project, Refunding Series 2016 - AGM Insured
3 .600% 07/01/35 $ 1,109,982
685,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
Series 2001 - AMBAC Insured
5 .000 07/01/27 690,664
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
Series 2001 - AMBAC Insured
5 .000 07/01/34 1,008,368
75,000 Maryland Health and Higher Educational Facilities Authority,
Parking Facilities Revenue Bonds, Johns Hopkins Medical
Institutions, Series 1996 - AMBAC Insured
5 .500 07/01/26 75,615
250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/34 255,201
4,820,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/38 4,889,654
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 90,575
1,450,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/38 1,457,908
600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4 .000 07/01/42 581,865
1,400,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/36 1,426,788
4,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 4,052,639
2,125,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/36 2,139,864
4,090,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/45 4,098,637
1,000,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3 .250 07/01/39 862,489
1,200,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2017A
5 .000 07/01/44 1,152,608
265,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .125 07/01/37 265,579
500,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .250 07/01/47 472,560
915,000 (e) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5 .000 07/01/27 932,185
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5 .000 07/01/38 500,293
4,375,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4 .250 07/01/41 4,375,572
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5 .000 07/01/33 1,031,865
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017
5 .000 07/01/44 1,010,052
2,975,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4 .125 07/01/47 2,829,577
175,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5 .000 06/01/36 175,358
525,000 (e) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/35 529,483
1,000,000 (e) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2017,
(Pre-refunded 6/01/26)
5 .000 06/01/42 1,008,538
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2024
5 .500 06/01/47 1,002,196
4,260,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5 .000 12/01/46 4,292,819

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2015
5 .000% 07/01/35 $ 1,000,953
5,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5 .000 07/01/39 5,603,520
1,000,000 (e) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016, (Pre-refunded 5/01/26)
5 .000 05/01/35 1,006,789
6,250,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/42 6,416,653
7,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2020
4 .000 07/01/50 6,537,250
1,500,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3 .875 07/01/39 1,495,157
6,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4 .000 12/01/44 5,658,200
320,000 (d) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 319,975
1,050,000 Prince George's County, Maryland, Revenue Bonds, Collington
Episcopal Life Care Community Inc., Series 2017
5 .250 04/01/37 1,055,334
1,300,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .125 07/01/39 1,310,813
1,200,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 1,189,543
1,751,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5 .250 07/01/35 1,762,162
795,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Refunding Series 2017A-2
5 .000 11/01/31 810,870
1,070,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000 11/01/28 1,092,310
1,000,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm Project,
Series 2017A-1
5 .000 11/01/37 1,010,257
500,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/42 500,234
1,000,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 922,296
1,000,000 (e) Washington County County Commissioners, Maryland,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019B, (ETM)
5 .000 01/01/29 1,072,355
500,000 (e) Washington County County Commissioners, Maryland,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019B, (Pre-refunded 1/01/29)
5 .000 01/01/32 536,177
TOTAL MARYLAND 176,007,309
MASSACHUSETTS - 1.2% (0.7% of Total Investments)
5,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1
4 .000 07/01/51 4,610,691
539,969 (d),(h) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 5
677,038 (h) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2010
7 .625 10/15/37 7
4,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 4,040,104
3,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 2,946,302
8,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 8,193,254

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 1,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care, Series 2016I
4 .000% 07/01/41 $ 1,464,295
1,145,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/40 1,145,105
1,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Western New England University, Series 2015
5 .000 09/01/45 1,222,821
2,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2013B
4 .500 06/01/56 1,915,578
1,600,000 (b) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4 .900 12/01/59 1,572,845
4,485,000 (b) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4 .700 12/01/49 4,505,251
2,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2024A
5 .000 01/01/54 2,064,054
TOTAL MASSACHUSETTS 33,680,312
MICHIGAN - 3.8% (2.3% of Total Investments)
40,000 (e) Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 41,355
960,000 Eastern Michigan University, General Revenue Bonds, Series
2018A - AGM Insured
4 .000 03/01/44 906,043
10,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/55 10,668,129
4,180,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5 .000 05/01/53 4,316,609
2,000,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 2,041,607
10,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 8,965,869
10,125,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020
4 .000 11/01/55 9,177,665
6,395,000 (b) Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A, (UB)
5 .000 11/01/44 6,397,883
13,460,000 (b) Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, (UB)
5 .000 05/15/54 13,470,390
5,000,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 4,469,558
3,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Fixed Rate Series 2022A-MI
4 .000 12/01/47 2,718,769
4,500,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 4,047,677
4,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 4,596,537
4,385,000 (e) Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6, (Pre-refunded 11/15/26)
4 .000 11/15/47 4,441,433
615,000 Michigan Hospital Finance Authority, Revenue Bonds,
Ascension Health Senior Credit Group, Refunding & Project
Series 2010F-6
4 .000 11/15/47 559,860
2,500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4 .700 10/01/54 2,472,505
2,450,000 (b) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .650 12/01/49 2,455,032
8,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 7,647,231
6,000,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .500 11/15/49 6,479,375
5,000,000 Troy School District, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2023
5 .000 05/01/47 5,196,480

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 6,225,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000% 05/01/50 $ 6,386,184
TOTAL MICHIGAN 107,456,191
MINNESOTA - 3.4% (2.0% of Total Investments)
310,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 293,855
3,260,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 2,766,564
500,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2016A
4 .000 07/01/37 486,133
6,905,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/48 6,930,430
11,925,000 (b) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .000 02/15/53 11,882,755
1,925,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/53 1,933,281
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/58 2,978,999
2,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 2,007,828
1,125,000 GFW Independent School District No. 2365, Sibley, Renville,
McLeod and Nicollet Counties, Minnesota, General Obligation
School Building Bonds, Series 2023A
4 .125 02/01/52 1,104,143
725,000 Hawley Independent School District 150, Clay County,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/43 729,986
1,870,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Beacon Academy Project, Series 2016A
5 .000 07/01/48 1,612,902
500,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 414,703
5,000,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 3,873,344
2,010,000 Independent School District 621, Mounds View, Minnesota,
General Obligation Bonds, School Building Series 2018A
4 .000 02/01/42 2,017,229
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/31 1,069,191
1,300,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/38 1,358,766
3,420,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/44 3,486,525
4,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5 .000 01/01/49 4,005,739
2,295,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C
5 .000 01/01/41 2,326,431
470,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/32 477,885
450,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/35 456,526

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 580,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000% 01/01/37 $ 587,064
750,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2016D, (AMT)
5 .000 01/01/41 756,161
2,745,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Subordinate Lien Series
2022B, (AMT)
5 .250 01/01/47 2,822,678
3,345,000 Minnesota Agricultural and Economic Development Board,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2024A
5 .250 01/01/54 3,446,816
1,300,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017
3 .750 03/01/38 1,303,019
1,460,000 Minnesota Higher Education Facilities Authority, Revenue
Bonds, Carleton College, Refunding Series 2017
4 .000 03/01/41 1,463,706
270,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021A
3 .000 08/01/36 263,399
190,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2021B
3 .000 08/01/36 185,355
2,910,000 Minnesota Housing Finance Agency, Housing Infrastructure
State Appropriation Bonds, Series 2022A
5 .000 08/01/41 3,137,056
2,380,000 Round Lake-Brewster Independent School District 2907,
Minnesota, General Obligation Bonds, School Building Series
2023A
4 .000 02/01/44 2,387,618
2,000,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2019
5 .000 05/01/48 2,024,660
1,520,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/50 1,430,092
1,395,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Series 2019
5 .000 12/01/39 1,417,166
2,625,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/40 2,645,605
1,250,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/43 1,237,797
780,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Refunding Series 2020A
5 .000 09/01/55 712,721
2,205,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .500 09/01/36 2,218,370
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,505,183
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 2,505,170
1,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Twin Cities German
Immersion School, Series 2013A
5 .000 07/01/44 1,420,905
1,585,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .000 05/01/33 1,584,918
1,000,000 Saint Paul Housing and Redevelopment Authority Minnesota,
Senior Housing and Health Care Revenue Bonds, Episcopal
Homes Project, Series 2013
5 .125 05/01/48 852,668
2,245,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/47 2,216,787

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 3,150,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
5 .000% 12/01/43 $ 2,545,660
2,000,000 Wayzata, Minnesota Senior Housing Revenue Bonds,
Folkestone Senior Living Community, Refunding Series 2019
5 .000 08/01/54 1,938,369
TOTAL MINNESOTA 95,822,158
MISSISSIPPI - 0.8% (0.5% of Total Investments)
1,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/36 1,512,107
6,000,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 6,041,757
15,500,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 15,327,096
TOTAL MISSISSIPPI 22,880,960
MISSOURI - 5.1% (3.0% of Total Investments)
2,010,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
3 .625 05/01/30 2,010,812
1,945,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
4 .000 03/01/42 1,958,918
3,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 3,040,940
2,965,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/39 3,066,823
13,250,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 13,314,080
14,820,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 14,830,420
400,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 374,815
7,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 6,745,878
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/28 4,668,237
5,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/29 4,521,812
6,185,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 5,845,142
1,240,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 1,209,329
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 948,745
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016
5 .000 11/15/34 1,006,198
11,010,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 10,376,147
11,090,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 11,092,004
3,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,050,383

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 6,265,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000% 11/15/47 $ 6,330,308
10,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/53 8,593,279
1,800,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/44 1,682,258
7,815,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/49 6,847,073
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 1,770,185
7,925,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 7,917,084
4,370,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 4,365,635
725,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000 10/01/36 732,007
3,510,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
5 .000 10/01/47 3,535,330
6,440,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .650 11/01/49 6,453,180
1,485,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
4 .500 11/01/54 1,430,688
1,140,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .700 11/01/54 1,130,377
1,330,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/37 1,361,560
1,140,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/38 1,164,919
2,185,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/44 2,056,476
375,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 375,281
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .125 09/01/48 978,209
TOTAL MISSOURI 144,784,532
MONTANA - 0.3% (0.2% of Total Investments)
2,090,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 2,140,275
6,830,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, Series 2022 - AGM Insured
5 .250 11/15/52 7,113,495
TOTAL MONTANA 9,253,770
NEBRASKA - 0.1% (0.1% of Total Investments)
1,625,000 Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Refunding Series 2020A
4 .000 11/15/40 1,623,493
860,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4 .125 11/01/36 860,205
540,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 540,170
TOTAL NEBRASKA 3,023,868

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA - 0.7% (0.4% of Total Investments)
$ 8,835,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
5 .000% 07/01/43 $ 9,082,394
7,500,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
4 .000 07/01/49 6,762,667
2,400,000 Nevada System of Higher Education, Community College
Revenue Bonds, Series 2017
4 .000 07/01/41 2,406,103
TOTAL NEVADA 18,251,164
NEW HAMPSHIRE - 0.4% (0.2% of Total Investments)
3,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 2,688,452
1,500,000 (c),(d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 1,246,469
2,535,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2017
5 .000 10/01/47 2,548,667
4,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2018A
5 .000 08/01/35 4,155,790
TOTAL NEW HAMPSHIRE 10,639,378
NEW JERSEY - 5.5% (3.3% of Total Investments)
5,000,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5 .000 11/01/40 5,262,177
1,965,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .000 01/01/31 1,977,312
1,865,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 01/01/39 1,876,109
1,585,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5 .125 07/01/42 1,593,466
2,000,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 2,057,645
5,770,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/27 6,063,518
2,410,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
4 .000 06/15/50 2,184,376
5,275,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Series 2021A
4 .000 07/01/51 4,807,436
2,020,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/28 2,038,440
3,340,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5 .000 06/15/29 3,370,236
8,155,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023AA
4 .250 06/15/44 8,170,707
4,890,000 (b) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 5,145,248
1,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 978,864
21,120,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/28 19,637,008
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/32 8,229,559
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 15,845,866
25,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/35 18,121,335
30,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 20,764,272
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/32 1,638,129

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,690,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250% 06/15/33 $ 1,692,576
2,840,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .000 06/15/45 2,841,063
2,800,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A
5 .000 12/15/36 2,956,635
5,250,000 (b) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022B, (UB)
5 .250 01/01/52 5,516,356
7,810,000 South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2020A
5 .000 11/01/45 8,039,333
3,215,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/36 3,301,551
1,405,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,384,962
TOTAL NEW JERSEY 155,494,179
NEW MEXICO - 0.4% (0.2% of Total Investments)
3,370,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A
5 .000 08/01/46 3,391,196
7,000,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A
4 .000 08/01/48 6,271,251
775,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6 .000 02/01/27 788,043
TOTAL NEW MEXICO 10,450,490
NEW YORK - 14.9% (8.8% of Total Investments)
6,600,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009
0 .000 07/15/44 2,661,051
490,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 489,983
4,000,000 (b) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A, (UB)
4 .250 05/01/52 3,638,166
600,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/34 602,300
2,295,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 2,440,460
3,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2022A
5 .000 03/15/46 3,126,738
20,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D
4 .000 02/15/47 18,413,450
3,760,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2017A
5 .000 03/15/44 3,807,717
5,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005
5 .250 10/01/35 5,910,234
5,000,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/37 5,278,848
10,000,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Refunding Series 2012A
0 .000 11/15/32 8,280,879
9,220,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured
4 .000 11/15/48 8,364,474
2,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D
4 .000 11/15/42 1,935,897
5,000,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/56 4,996,375
8,715,000 (b) Nassau County, New York, General Obligation Bonds, General
Improvement Series 2024A, (UB)
4 .000 04/01/54 7,966,022
2,950,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4 .800 02/01/53 2,908,903

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,875,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025C-1
5 .050% 11/01/50 $ 1,904,820
740,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 762,111
500,000 (h) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .750 10/01/37 315,000
1,000,000 (h) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
5 .875 10/01/46 630,000
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series EE
4 .000 06/15/42 4,981,525
3,255,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2021 Series CC-1
4 .000 06/15/51 2,961,546
6,140,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series AA-1
5 .250 06/15/52 6,450,945
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1
5 .000 05/01/40 2,006,293
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5 .000 08/01/40 5,202,769
20,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Subseries C-1
4 .000 11/01/42 19,801,348
9,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1
4 .000 08/01/45 8,975,182
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5 .000 02/01/47 5,149,796
6,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
4 .000 05/01/51 5,651,876
3,530,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 3,342,911
11,210,000 (b) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4 .250 05/01/54 10,615,872
3,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 3,183,560
1,770,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024F-1
5 .250 02/01/53 1,844,633
2,060,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series B-1
5 .000 12/01/41 2,088,037
2,000,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1
5 .000 03/01/43 2,103,982
3,000,000 New York City, New York, General Obligation Bonds, Fiscal
2022 Series A-1
5 .000 08/01/47 3,084,747
2,000,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Series 2015
5 .000 11/15/45 1,999,892
20,000 New York Counties Tobacco Trust I, Tobacco Settlement Pass-
Through Bonds, Series 2000B
6 .500 06/01/35 20,010
705,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 715,054
29,820,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 29,820,793
7,210,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2021A-1
4 .000 03/15/55 6,477,537
10,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3
5 .000 03/15/48 10,453,818
13,370,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5 .000 03/15/47 13,865,082

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 4,120,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2020C
5 .000% 03/15/50 $ 4,249,857
2,000,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose, Series
2022A
5 .000 03/15/46 2,069,463
19,000,000 New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Series 2021A
4 .000 03/15/47 17,567,902
500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 500,086
17,390,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 17,389,221
28,800,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 28,801,213
40,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 40,042
5,940,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 5,946,359
2,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,834,674
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/54 1,015,525
5,300,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .000 06/30/60 5,127,325
13,735,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 13,898,909
10,060,000 (b) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250 06/30/60 10,180,053
7,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 7,597,822
6,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - BAM
Insured, (AMT)
5 .500 06/30/60 6,713,464
15,190,000 (b) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5 .500 06/30/59 15,775,146
3,710,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 3,919,206
2,790,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .000 06/30/49 2,793,489
5,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000 06/30/54 5,199,748

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000% 12/01/39 $ 3,192,063
3,050,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/33 3,149,700
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .375 10/01/45 947,041
1,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 1,217,731
5,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Seventeen Series 2019
5 .000 11/01/44 5,176,309
1,500,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Sixth Series 2017, (AMT)
5 .000 11/15/42 1,522,033
2,835,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/29 2,347,207
2,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 2,076,733
4,455,000 Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A
4 .500 12/01/56 4,350,035
6,110,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured
5 .250 05/15/64 6,378,853
1,250,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 1,141,357
2,850,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 2,576,227
820,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured
5 .750 11/01/48 886,623
TOTAL NEW YORK 421,812,052
NORTH CAROLINA - 1.9% (1.1% of Total Investments)
2,500,000 Greater Asheville Regional Airport Authority, North Carolina,
Airport System Revenue Bonds, Series 2022A, (AMT)
5 .500 07/01/52 2,595,045
7,555,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 7,349,546
4,160,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .700 07/01/50 4,150,568
11,145,000 North Carolina Medial Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2020A
4 .000 07/01/49 10,647,831
1,570,000 North Carolina Medical Care Commission,  Retirement
Facilities First Mortgage Revenue Bonds, Southminster Project,
Refunding Series 2016
5 .000 10/01/31 1,584,755
1,655,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Deerfield Episcopal Retirement
Community, Refunding First Mortgage Series 2016
5 .000 11/01/37 1,670,592
500,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/32 503,638
11,480,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 11,584,033
3,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 3,042,157
10,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 10,166,760
TOTAL NORTH CAROLINA 53,294,925

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 0.2% (0.1% of Total Investments)
$ 520,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured
5 .000% 12/01/53 $ 524,880
700,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 701,039
1,400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 1,389,321
1,350,000 (b) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .750 01/01/52 1,353,248
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 2,672,079
TOTAL NORTH DAKOTA 6,640,567
OHIO - 4.0% (2.4% of Total Investments)
6,250,000 (e) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/46 6,388,416
6,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
4 .000 08/01/36 6,061,178
22,740,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,731,751
9,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 7,414,531
3,960,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4 .000 11/15/34 3,965,862
3,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Refunding Series 2017
4 .000 11/15/35 2,991,169
2,875,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/47 2,846,371
2,000,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 2,108,434
2,500,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/45 2,509,593
2,000,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 1,974,365
1,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 978,434
1,500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 1,445,311
4,795,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 4,228,643
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 1,002,881
1,500,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 1,440,702
5,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/42 5,080,109
1,000,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 1,022,403
3,780,000 (c),(d) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 3,868,793
2,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/33 2,004,290

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,000,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000% 07/01/49 $ 4,627,949
1,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375 08/01/29 1,192,148
1,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 1,059,879
1,500,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2020 Project, Series 2020
4 .000 10/01/50 1,188,490
2,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University
2022 Project, Series 2022
4 .000 10/01/52 1,558,707
3,710,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 4,231,230
3,375,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4 .000 02/15/38 3,416,168
16,325,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
5 .000 02/15/43 16,751,697
5,450,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 5,776,342
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,419,130
3,770,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 3,604,426
6,000,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/53 6,196,469
TOTAL OHIO 113,085,871
OKLAHOMA - 0.8% (0.5% of Total Investments)
1,700,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 1,691,341
1,800,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,864,705
6,815,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2017C
5 .000 01/01/47 6,870,437
10,000,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
4 .250 01/01/55 9,878,637
1,000,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/37 1,016,533
TOTAL OKLAHOMA 21,321,653
OREGON - 2.5% (1.5% of Total Investments)
1,455,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/49 1,459,481
2,435,000 Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 2,509,482
725,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 717,841
4,875,000 Deschutes County Hospital Facility Authority, Oregon, Hospital
Revenue Bonds, Saint Charles Health System, Inc., Series
2016A
5 .000 01/01/48 4,875,074
3,180,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 3,184,011

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 2,410,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2022A
5 .000% 06/01/52 $ 2,437,621
1,500,000 Oregon Health and Science University, Revenue Bonds,
Refunding Series 2016B
5 .000 07/01/39 1,509,957
4,250,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5 .500 07/01/53 4,456,933
6,645,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/47 6,654,371
15,440,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5 .000 05/15/46 15,460,566
30,870,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Series 2019A
4 .000 05/15/49 27,362,708
TOTAL OREGON 70,628,045
PENNSYLVANIA - 6.9% (4.1% of Total Investments)
13,000,000 (b) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000 01/01/51 13,096,177
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/45 968,459
1,765,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2020B
4 .000 06/01/50 1,608,559
3,800,000 (c) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 4,056,451
345,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 361,124
3,500,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/37 3,603,684
8,385,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 8,550,950
5,400,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/33 4,221,939
11,000,000 Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Capital Appreciation
Series 2013B
0 .000 12/01/38 6,732,083
5,410,000 (b) Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A, (UB)
5 .000 07/01/44 5,534,527
2,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/35 2,506,746
235,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 235,113
1,000,000 (c) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,005,088
7,730,000 (b) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Revenue Bonds, Villanova University Project,
Series 2024, (UB)
4 .000 08/01/54 6,903,256
1,000,000 (c),(d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 1,092,218
2,000,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Covanta Project, Green
Series 2019A, (AMT)
3 .250 08/01/39 1,604,338
6,670,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
4 .250 11/01/48 6,208,270
12,920,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1, (UB)
4 .250 11/01/51 11,984,102
10,000,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4 .375 11/01/54 9,394,190

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
5 .000% 11/01/54 $ 4,027,527
12,000,000 (b) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
5 .000 11/01/54 12,082,580
9,575,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/44 9,033,862
2,500,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2025
5 .500 08/15/55 2,703,402
6,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
4 .250 02/15/55 5,782,407
12,000,000 (b) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 11,956,358
7,385,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .750 10/01/49 7,420,879
16,750,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 17,695,383
3,635,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2022B
5 .250 12/01/52 3,814,957
14,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250 06/01/33 14,674,961
2,605,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 2,366,877
7,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2021A - BAM Insured
4 .000 09/01/46 6,905,775
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/47 3,002,478
4,500,000 Union County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Evangelical Community Hospital Project,
Series 2018B
5 .000 08/01/48 4,470,611
TOTAL PENNSYLVANIA 195,605,331
PUERTO RICO - 2.6% (1.5% of Total Investments)
1,985,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 2,008,174
64,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 61,116
88,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 78,775
114,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 94,544
128,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 98,090
1,093,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 1,093,172
10,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 3,656,625
20,213,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 5,146,258
13,565,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 13,105,060
33,305,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 32,653,065
2,875,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 2,861,233
3,291,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 3,275,240
20,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .536 07/01/53 18,461

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 9,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784% 07/01/58 $ 8,600,153
TOTAL PUERTO RICO 72,749,966
RHODE ISLAND - 0.3% (0.2% of Total Investments)
3,320,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group,
Refunding Series 2016
5 .000 05/15/39 3,324,071
30,175,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 4,397,047
TOTAL RHODE ISLAND 7,721,118
SOUTH CAROLINA - 5.5% (3.2% of Total Investments)
3,500,000 Charleston County Airport District, South Carolina, Airport
Revenue Bonds, Series 2024A, (AMT)
5 .250 07/01/49 3,619,477
10,975,000 Florence, South Carolina, Combined Waterworks and
Sewerage System Revenue Bonds, Capital Improvement Series
2025
4 .000 09/01/55 10,075,878
3,175,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5 .000 12/01/37 3,175,022
7,500,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5 .000 11/01/41 7,518,550
2,500,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Indian Land Project, Series
2025
5 .250 11/15/50 2,586,029
21,565,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/30 19,253,085
1,250,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/31 1,085,745
6,000,000 Rock Hill, South Carolina, Combined Utility System Revenue
Bonds, Series 2016
5 .000 01/01/41 6,004,715
1,640,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Furman University,
Refunding Series 2015
5 .000 10/01/45 1,640,484
3,500,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/55 2,924,856
1,000,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/51 776,018
2,100,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 2,237,205
10,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .500 11/01/54 9,745,416
10,000,000 (b) South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A, (UB)
4 .500 11/01/54 9,745,416
500,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .750 11/15/54 508,792
10,060,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2020A
5 .000 12/01/46 10,294,569
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
4 .000 11/01/48 2,286,152
6,610,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/48 6,680,043
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 4,000,232

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 9,750,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000% 12/01/46 $ 9,795,206
9,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B
5 .000 12/01/56 9,007,053
2,500,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4 .000 12/01/52 2,226,409
6,587,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B
4 .000 12/01/43 6,388,328
2,750,000 South Carolina State Ports Authority, Revenue Bonds, Series
2018, (AMT)
5 .000 07/01/55 2,750,266
10,000,000 South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT)
5 .000 07/01/44 10,165,974
10,365,000 (b) South Carolina State Ports Authority, Revenue Bonds, Series
2019B, (AMT), (UB)
5 .000 07/01/54 10,369,815
TOTAL SOUTH CAROLINA 154,860,735
SOUTH DAKOTA - 0.5% (0.3% of Total Investments)
3,750,000 Clay County, South Dakota, General Obligation Bonds, Series
2023
5 .000 12/01/44 3,920,354
5,915,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000 09/01/40 6,013,060
1,615,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2014B
5 .000 11/01/44 1,615,471
2,905,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 2,911,837
TOTAL SOUTH DAKOTA 14,460,722
TENNESSEE - 3.1% (1.8% of Total Investments)
9,950,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/54 10,187,856
7,885,000 (b) Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-2, (UB)
5 .000 08/01/49 7,987,223
6,400,000 Cleveland Health and Educational Facilities Board, Tennessee,
Revenue Bonds, Hamilton Health Care System, Inc. Project,
Series 2024A
5 .250 08/15/54 6,718,888
9,000,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 9,345,420
17,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/42 17,155,618
1,350,000 Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured
5 .500 07/01/54 1,420,030
6,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/48 6,355,908
4,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .250 07/01/53 4,191,361
3,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .250 05/01/53 3,071,247
4,500,000 (b) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .250 07/01/47 4,664,333
2,000,000 (b) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .500 07/01/52 2,092,880
3,695,000 (g) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .250 07/01/51 3,854,912
5,205,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/49 5,251,432
2,005,000 (b) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .700 07/01/49 2,012,669

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 1,080,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
5 .000% 07/01/50 $ 1,089,965
2,205,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006A
5 .250 09/01/26 2,228,692
TOTAL TENNESSEE 87,628,434
TEXAS - 13.2% (7.8% of Total Investments)
155,000 Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2016
5 .000 02/15/39 155,140
2,600,000 Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
4 .375 02/15/50 2,564,787
3,430,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .375 02/15/51 2,501,360
3,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Lifeschool of Dallas Series 2024
4 .125 08/15/54 2,713,337
24,325,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/44 24,845,064
1,450,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding Series 2016
5 .000 11/15/41 1,464,027
800,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5 .500 09/01/54 810,989
8,760,000 Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/55 9,086,228
625,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 628,064
1,880,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .500 09/01/51 1,629,695
2,945,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/36 2,087,228
2,205,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/37 1,481,118
2,160,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/38 1,372,858
1,000,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2010
0 .000 01/01/40 557,035
1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .350 12/01/42 966,441
1,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .400 12/01/47 901,621
5,000,000 Community Independent School District, Collin & Hunt
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .000 02/15/53 5,129,862
4,790,000 Corpus Christi, Texas, Utility System Revenue Bonds, Refunding
& Improvement Senior Lien Series 2023
4 .000 07/15/48 4,379,341
3,270,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .000 02/01/48 3,397,981
2,000,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Refunding & Improvement Senior Lien Series 2021B
5 .000 12/01/47 2,077,270
5,000,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5 .000 10/01/41 5,049,235
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,000,374
1,000,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Refunding First Tier Series 2020C - AGM
Insured
4 .000 10/01/49 930,913

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,295,000 Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela
Supported
5 .000% 10/01/48 $ 5,382,612
1,895,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
4 .000 12/01/45 1,729,515
4,850,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
5 .000 12/01/45 4,850,968
1,030,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/28 1,026,651
3,000,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/38 2,757,508
5,000,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4 .000 09/15/48 4,635,163
5,150,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5 .000 08/15/41 5,184,882
5,000,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2018A
4 .000 08/15/48 4,705,450
510,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/41 248,254
1,020,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/42 469,647
1,255,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/43 545,998
3,305,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/44 1,350,996
4,460,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/45 1,691,311
6,500,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A -
AGM Insured
0 .000 11/15/47 2,185,737
50,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 44,941
4,390,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 3,945,837
105,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 91,611
625,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/30 545,301
4,065,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/31 3,435,383
3,505,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/31 2,896,585
210,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/32 162,140
260,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H
0 .000 11/15/33 187,632
2,045,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/34 1,378,735
210,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 130,614
920,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 538,605

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 695,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000% 11/15/38 $ 381,689
3,675,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/38 1,871,283
675,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/39 348,241
1,585,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/39 752,711
3,440,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0 .000 11/15/41 1,431,558
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5 .250 07/01/53 5,128,258
4,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2025A, (AMT)
5 .500 07/01/55 4,199,474
5,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Technical Operations Center
Project, Series 2018, (AMT)
5 .000 07/15/28 5,148,614
310,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5 .000 07/01/29 310,410
1,885,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2020A, (AMT)
5 .000 07/01/27 1,917,092
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Refunding Series 2020B-2, (AMT)
5 .000 07/15/27 1,017,779
1,015,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2014
5 .000 09/01/34 1,016,696
4,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/26 4,064,554
3,130,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/30 2,715,730
12,030,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/31 10,071,912
1,470,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 1,183,633
5,000,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A
5 .000 02/15/58 5,126,776
1,750,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5 .000 11/01/35 1,751,807
4,660,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2020A
5 .000 05/15/50 4,731,455
9,180,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power
Company, Series 1997 - AMBAC Insured, (AMT)
5 .125 11/01/28 9,652,506
1,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 1,000,799
3,000,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 3,001,941
2,645,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 2,654,941
2,500,000 Montgomery Independent School District, Montgomery
County, Texas, General Obligation Bonds, School Building
Series 2024B
4 .000 02/15/54 2,259,841

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,735,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
5 .000% 04/01/46 $ 4,734,929
125,000 (e) North Central Texas Health Facilities Development
Corporation, Hospital Revenue Bonds, Presbyterian Healthcare
System, Series 1996A - NPFG Insured, (ETM)
5 .750 06/01/26 126,374
3,860,000 North Harris County Regional Water Authority, Texas, Water
Revenue Bonds, Refunding Senior Lien Series 2013
5 .000 12/15/33 3,867,302
4,815,000 North Texas Municipal Water District, Upper East Fork
Wastewater Interceptor System Contract Revenue Bonds,
Refunding & Improvement Series 2025
4 .500 06/01/54 4,823,134
4,030,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 4,873,502
8,470,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 10,329,558
2,500,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0 .000 01/01/36 1,801,446
5,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023
5 .000 02/15/48 5,174,453
3,825,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025
5 .250 02/15/55 4,034,913
6,750,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 6,662,876
1,425,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, Series 2010E
0 .000 10/01/35 1,050,587
1,220,000 Pottsboro Independent School District, Grayson County, Texas,
General Obligation Bonds, School Building Series 2022
5 .000 02/15/47 1,261,161
1,250,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
5 .500 09/01/54 1,228,798
7,500,000 Prosper Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .250 02/15/55 7,922,998
205,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 205,014
2,500,000 San Antonio, Texas, Airport System Revenue Bonds, Refunding
Series 2012, (AMT)
5 .000 07/01/27 2,501,867
2,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/49 2,089,513
5,000,000 Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025
5 .250 08/15/49 5,347,141
1,925,000 Stephen F. Austin State University, Texas, Revenue Bonds,
Refunding & Improvement Series 2016
5 .000 10/15/42 1,987,738
7,500,000 Tarrant County College District, Texas, General Obligation
Bonds, Series 2022
5 .000 08/15/40 8,207,365
5,000,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025, (UB)
5 .250 12/01/49 5,274,107
5,675,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Methodist
Hospital of Dallas, Series 2022
4 .000 10/01/47 5,077,637
2,185,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .500 11/15/47 2,311,011

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .000% 11/15/51 $ 2,046,496
10,000,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D, (UB)
5 .000 11/15/51 10,232,477
3,195,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4 .000 07/01/53 2,779,554
2,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 2,014,604
3,000,000 Tarrant Regional Water District, Texas, Water Transmission
Facilities Contract Revenue Bonds, Dallas Project, Series 2025
4 .250 09/01/55 2,788,352
1,420,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 1,464,690
8,330,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 8,596,707
17,635,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 17,235,262
10,000,000 (b) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .250 10/15/51 9,550,306
11,575,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
4 .750 10/15/55 11,615,559
2,490,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2018
5 .000 09/01/40 2,490,924
6,900,000 Van Alstyne Independent School District, Grayson County,
Texas, General Obligation Bonds, School Building Series 2022
5 .000 02/15/47 7,141,575
85,000 Winter Garden Housing Finance Corporation, Texas, GNMA/
FNMA Mortgage-Backed Securities Program Single Family
Mortgage Revenue Bonds, Series 1994, (AMT)
6 .950 10/01/27 84,993
8,000,000 Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B
0 .000 08/15/45 3,221,139
4,370,000 Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B
0 .000 08/15/50 1,330,384
TOTAL TEXAS 372,078,190
UTAH - 1.7% (1.0% of Total Investments)
11,750,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2018A, (AMT)
5 .000 07/01/43 11,949,063
15,665,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5 .000 07/01/46 15,993,464
8,250,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/48 8,533,433
1,645,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .250 07/01/53 1,684,109
4,250,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .500 07/01/53 4,429,934
1,705,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/39 1,695,092
1,670,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/50 1,485,112
3,180,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A
5 .000 06/15/49 2,837,273
TOTAL UTAH 48,607,480

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VERMONT - 0.1% (0.1% of Total Investments)
$ 2,858,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .650% 11/01/50 $ 2,852,505
TOTAL VERMONT 2,852,505
VIRGIN ISLANDS - 0.3% (0.2% of Total Investments)
3,825,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 4,076,662
2,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/27 2,006,526
2,240,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,247,372
TOTAL VIRGIN ISLANDS 8,330,560
VIRGINIA - 2.1% (1.3% of Total Investments)
145,000 Amherst Industrial Development Authority, Virginia, Revenue
Bonds, Sweet Briar College, Series 2006
5 .000 09/01/26 144,992
1,435,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020
4 .000 07/01/45 1,346,990
515,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 529,796
1,000,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage -
Cedar Ridge Project, Series 2007, (AMT)
4 .850 10/01/48 976,625
11,555,000 (b) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A, (UB)
4 .000 07/01/52 10,460,715
2,500,000 (d) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health
System, Series 2017A
5 .000 07/01/46 2,450,467
350,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 378,463
2,500,000 Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022
5 .000 06/01/47 2,592,347
6,115,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 5,127,682
1,500,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 1,648,203
2,140,000 Virginia Commonwealth Transportation Board, Interstate 81
Corridor Program Revenue Bonds, Senior Lien Series 2021
5 .000 05/15/57 2,206,536
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .550 10/01/49 989,686
11,250,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 10,732,258
11,605,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 10,970,005
9,625,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 9,638,173
TOTAL VIRGINIA 60,192,938
WASHINGTON - 3.4% (2.0% of Total Investments)
5,090,000 King County Public Hospital District 2, Washington, General
Obligation Bonds, EvergreenHealth, Limited Tax 2020A
4 .000 12/01/45 4,615,495
2,270,000 Port Everett, Washington, Revenue Bonds, Refunding Series
2016
5 .000 12/01/46 2,273,644
15,220,000 (b) Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT), (UB)
5 .000 05/01/43 15,380,626
13,725,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 14,014,438

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2021A
4 .000% 07/01/47 $ 9,363,446
10,000,000 Seattle, Washington, Municipal Light and Power Revenue
Bonds, Refunding & Improvement Series 2023
5 .000 03/01/53 10,327,884
4,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5 .000 10/01/32 4,008,471
12,260,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Children's Hospital, Series 2015A
5 .000 10/01/45 12,262,480
6,200,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
3 .000 07/01/58 4,113,710
7,240,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 7,175,494
5,380,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 5,308,200
2,410,000 Washington State Higher Education Facilities Authority,
Revenue Bonds, Seattle University, Series 2020
4 .000 05/01/50 2,087,582
4,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A - BAM Insured
5 .250 07/01/55 4,007,540
2,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A - BAM Insured
5 .250 07/01/64 1,978,976
300,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 279,169
TOTAL WASHINGTON 97,197,155
WEST VIRGINIA - 0.2% (0.1% of Total Investments)
1,000,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 800,895
2,000,000 West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A
5 .000 06/01/47 2,006,354
3,000,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2021
4 .000 06/01/43 2,967,166
TOTAL WEST VIRGINIA 5,774,415
WISCONSIN - 6.9% (4.1% of Total Investments)
3,235,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Note Series 2022-B4 - AGM Insured
5 .000 04/01/36 3,580,172
1,325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 1,255,600
2,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 1,662,414
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, High Desert Montessori Charter School, Series 2021A
5 .000 06/01/51 766,459
34,226 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 212
29,918 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 185
29,439 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 182
28,482 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 175
28,003 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 172

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 36,381 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/52 $ 223
35,902 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 220
34,705 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 213
33,987 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 208
33,269 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 204
36,859 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 225
35,902 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 219
34,944 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 213
34,226 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 209
33,748 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 206
32,790 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 200
32,072 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 195
31,354 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 191
30,876 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 188
33,269 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 202
400,670 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 2,435
2,430,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 2,430,217
6,400,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 6,401,128
59,473 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 368
58,635 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 363
58,216 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 359

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 57,797 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/49 $ 356
56,960 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 351
62,405 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 384
1,561,590 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 1,069,617
61,986 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 381
61,149 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 375
60,730 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 372
59,892 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 367
59,054 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 361
58,635 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 359
57,797 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 353
57,379 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 350
56,960 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 348
56,123 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 342
55,704 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 339
54,866 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 334
54,447 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 331
54,028 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 329
53,191 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 323
692,746 (d),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 4,210
5,280,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .375 06/01/46 4,188,059
5,455,000 (b) Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Series 2022A, (UB)
4 .000 10/01/52 4,890,342

Portfolio of Investments January 31, 2026
(continued)
NAD

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000% 02/01/52 $ 1,964,753
2,000,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
6 .750 12/01/42 1,600,000
17,500,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 14,000,000
8,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 7,163,786
3,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Collegiate Housing Foundation - CHF -
Wilmington L.L.C. University of North Carolina at Wilmington
Project, Series 2018
5 .000 07/01/58 2,988,331
5,330,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 4,990,716
4,210,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 4,301,731
8,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 8,291,138
9,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 9,314,017
5,575,000 (b) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 5,769,516
4,695,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
4 .250 04/01/52 4,342,986
270,000 (e) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1, (Pre-refunded 5/15/28)
4 .000 11/15/43 280,644
2,275,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series
2013B-1
4 .000 11/15/43 2,178,856
10,715,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Aspirus, Inc. Obligated Group, Inc. Project, Series 2021
4 .000 08/15/46 9,617,255
5,810,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B,
(UB)
5 .250 12/01/48 6,152,273
1,690,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/41 1,464,542
2,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 1,371,847
5,345,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Aspirus, Inc. Obligated Group,
Series 2017, (UB)
5 .000 08/15/52 5,337,975
4,220,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 4,086,881
5,315,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A
5 .500 02/15/54 5,562,846
11,440,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 11,444,548
7,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/46 7,000,772
2,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/47 1,676,022
10,235,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Refunding Series 2022A, (UB)
5 .000 04/01/52 10,454,634
8,770,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019
4 .000 12/15/49 7,819,602

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,720,000 (b) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750% 09/01/50 $ 11,711,196
12,500,000 (b) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 12,443,010
5,000,000 (g) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2026A
4 .150 09/01/41 5,039,507
TOTAL WISCONSIN 194,631,524
TOTAL MUNICIPAL BONDS
(Cost $4,732,827,112) 4,777,906,250
SHARES DESCRIPTION VALUE
14,490 WARRANTS - 0.0% (0.0% of Total Investments) 14,490
TRANSPORTATION - 0.0% (0.0% of Total Investments)
9,660 (i),(j) BL TRAIN HOLDINGS WEST LLC 14,490
TOTAL TRANSPORTATION 14,490
TOTAL WARRANTS
(Cost $0) 14,490
TOTAL LONG-TERM INVESTMENTS
(Cost $4,736,972,160) 4,782,091,301
FLOATING RATE OBLIGATIONS - (13.2)% (372,685,000)
AMTP SHARES, NET - (25.8)%(k) (727,367,835)
MFP SHARES, NET - (14.9)%(l) (420,480,823)
VRDP SHARES, NET - (17.9)%(m) (504,150,107)
OTHER ASSETS & LIABILITIES, NET -  2.4% 65,539,377
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,822,946,913
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Affiliated holding
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $271,454,113 or 5.7% of Total Investments.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) When-issued or delayed delivery security.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) AMTP Shares, Net as a percentage of Total Investments is 15.2%.
(l) MFP Shares, Net as a percentage of Total Investments is 8.8%.
(m) VRDP Shares, Net as a percentage of Total Investments is 10.5%.

Portfolio of Investments January 31, 2026
(continued)
NAD

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NAD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 3,739,455 $ – $ – $ 3,739,455
Investment Companies 431,106 – – 431,106
Municipal Bonds – 4,777,906,250 – 4,777,906,250
Warrants – – 14,490 14,490
Total $ 4,170,561 $ 4,777,906,250 $ 14,490 $ 4,782,091,301